Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment include the following:

		December 31,
	Useful Life	2016	2015
Land		$5,040,482	$5,040,482
Land improvements	15 years or life of lease	3,640,976	3,734,178
Buildings	15-39 years	54,833,021	53,886,349
Drilling rigs and related equipment	3-15 years	138,526,519	139,619,078
Pressure pumping equipment	3-5 years	96,500,592	93,956,896
Coil tubing equipment	4-10 years	28,019,217	30,190,216
Rail improvements	10-20 years	4,276,928	3,932,750
Vehicles, trucks and trailers	5-10 years	33,140,599	32,654,188
Machinery and equipment	7-20 years	35,548,357	37,829,135
Other property and equipment	3-12 years	11,461,839	11,217,270
		410,988,530	412,060,542
Deposits on equipment and equipment in process of assembly		9,427,307	2,812,083
		420,415,837	414,872,625
Less: accumulated depreciation		178,296,174	119,989,693
Property, plant and equipment, net		$242,119,663	$294,882,932

Proceeds from customers for horizontal and directional drilling services equipment, damaged or lost down-hole are reflected in revenue with the carrying value of the related equipment charged to cost of service revenues and are reported as cash inflows from investing activities in the statement of cash flows. For the years ended December 31, 2016, 2015 and 2014, proceeds from the sale of equipment damaged or lost down-hole were $699,528, $404,383 and $698,860, respectively, and gain on sales of equipment damaged or lost down-hole were $447,477, $76,319 and $47,803, respectively.

A summary of depreciation, depletion, accretion and amortization expense is shown below:

	Years Ended December 31,
	2016	2015	2014
Depreciation expense	$62,195,797	$64,567,989	$35,087,404
Accretion and depletion expense (see Note 2)	1,048,601	829,210	339,794
Amortization expense (see Note 6)	9,071,000	9,101,375	938,400
Depreciation, depletion, accretion and amortization	$72,315,398	$74,498,574	$36,365,598

Deposits on equipment and equipment in process of assembly represents deposits placed with vendors for equipment that is in the process of assembly and purchased equipment that is being outfitted for its intended use. The equipment is not yet placed in service.